Intangible Assets - Summary of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 23,586
Ending balance	23,486	$ 23,586
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	31,095	30,689
Additions	1,260	990
Sales, retirements and other movements	322	392
Currency translation differences	17	(192)
Ending balance	32,050	31,095
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,509)	(6,509)
Charge for the year	1,365	1,468
Sales, retirements and other movements	(328)	(360)
Currency translation differences	(18)	108
Ending balance	(8,564)	(7,509)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	13,716
Ending balance	14,205	13,716
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	14,338	14,154
Additions	674	331
Sales, retirements and other movements	46	75
Currency translation differences	7	(72)
Ending balance	14,973	14,338
Goodwill | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(622)	(492)
Charge for the year	135	173
Sales, retirements and other movements	(1)	(21)
Currency translation differences	(12)	22
Ending balance	(768)	(622)
LNG off-take and sales contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,072
Ending balance	6,197	7,072
LNG off-take and sales contracts | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	10,365	10,429
Additions	0	0
Sales, retirements and other movements	154	64
Currency translation differences	0	0
Ending balance	10,211	10,365
LNG off-take and sales contracts | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(3,293)	(2,432)
Charge for the year	876	925
Sales, retirements and other movements	(155)	(64)
Currency translation differences	0	0
Ending balance	(4,014)	(3,293)
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,798
Ending balance	3,084	2,798
Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,392	6,106
Additions	586	659
Sales, retirements and other movements	122	253
Currency translation differences	10	(120)
Ending balance	6,866	6,392
Other | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(3,594)	(3,585)
Charge for the year	354	370
Sales, retirements and other movements	(172)	(275)
Currency translation differences	(6)	86
Ending balance	$ (3,782)	$ (3,594)